Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ (1,091,950)	$ 1,420,385
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(121,491)	(1,439,340)
Purchase of intangible assets	(21,996)	(3,942)
Disposal of property and equipment	6,635
Purchase of long-term investments	(104,346)
Net cash used in investing activities	(241,198)	(1,443,282)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	21,975,236	19,462,348
Repayments of bank borrowings	(18,500,873)	(18,442,533)
Payment of offering costs	(3,223,551)	(1,068,904)
Buy back treasury shares	(38,754)
Net cash used in financing activities	212,058	(49,089)
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	2,849,580	(1,003,456)
Net increase in cash and cash equivalents	1,728,490	(1,075,442)
Cash, cash equivalents and restricted cash at the beginning of period	5,302,199	9,305,728
Cash, cash equivalents and restricted cash at the end of period	7,030,689	8,230,286
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	303,125	243,287
Income taxes paid	114,019	293,250
Right of use assets obtained in exchange for operating lease obligations	$ 335,513